Fair Values (Assets and Liabilities Not Measured at Fair Value ) (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Fair Value Measurement [Domain]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets and liabilities	$ (16,049)	$ (15,908)
Fair Value Measurement [Domain] | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets and liabilities	0	0
Fair Value Measurement [Domain] | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets and liabilities	(15,598)	(14,991)
Fair Value Measurement [Domain] | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets and liabilities	(451)	(917)
Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets and liabilities	(14,180)	(15,411)
Financial assets and liabilities	$ (16,049)	$ (15,908)